Vanguard® High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.9%)
Linde plc	2,099,519	634,055
Air Products and Chemicals Inc.	925,241	229,673
Dow Inc.	3,046,083	162,082
Nucor Corp.	1,111,047	150,880
Newmont Corp.	3,319,549	150,309
International Flavors & Fragrances Inc.	1,065,158	132,133
Fastenal Co.	2,406,657	123,606
LyondellBasell Industries NV Class A	1,068,688	95,241
CF Industries Holdings Inc.	870,614	83,135
International Paper Co.	1,548,294	66,221
Steel Dynamics Inc.	748,191	58,269
Celanese Corp.	448,465	52,699
Eastman Chemical Co.	536,641	51,480
Reliance Steel & Aluminum Co.	258,029	49,090
Olin Corp.	584,445	30,549
Huntsman Corp.	832,219	24,101
Chemours Co.	645,034	22,957
Commercial Metals Co.	503,672	19,955
Southern Copper Corp.	357,353	17,796
Cabot Corp.	232,694	17,280
Timken Co.	259,773	16,984
Avient Corp.	378,810	16,346
Scotts Miracle-Gro Co.	169,554	15,082
Sensient Technologies Corp.	173,360	14,905
Tronox Holdings plc Class A	486,449	7,593
Worthington Industries Inc.	133,172	6,820
Carpenter Technology Corp.	195,145	6,272
Mativ Inc.	225,481	4,927
Kaiser Aluminum Corp.	64,755	4,906
		2,265,346
Consumer Discretionary (8.6%)
Home Depot Inc.	4,320,067	1,300,081
McDonald's Corp.	3,089,340	813,640
Walmart Inc.	6,027,529	795,935
Starbucks Corp.	4,794,142	406,447
Target Corp.	1,933,793	315,943
Ford Motor Co.	16,465,612	241,880
Genuine Parts Co.	582,961	89,117
VF Corp.	1,460,224	65,243
Darden Restaurants Inc.	520,816	64,836
Best Buy Co. Inc.	840,499	64,710

		Shares	Market Value ($000)
	Garmin Ltd.	644,634	62,929
	Omnicom Group Inc.	851,291	59,454
	Advance Auto Parts Inc.	255,608	49,491
	Interpublic Group of Cos. Inc.	1,644,169	49,111
	Hasbro Inc.	549,243	43,236
	Paramount Global Class B	1,813,535	42,890
	Williams-Sonoma Inc.	290,587	41,967
	Whirlpool Corp.	229,653	39,700
	Tapestry Inc.	1,103,600	37,114
	Nielsen Holdings plc	1,496,077	35,831
	Newell Brands Inc.	1,577,476	31,881
	Autoliv Inc.	364,153	31,317
	Polaris Inc.	235,470	27,616
	H&R Block Inc.	687,408	27,469
	Leggett & Platt Inc.	557,105	22,084
	Macy's Inc.	1,190,031	21,004
[1]	Sirius XM Holdings Inc.	2,971,759	19,851
	TEGNA Inc.	927,145	19,414
	Ralph Lauren Corp.	191,106	18,849
	Hanesbrands Inc.	1,456,945	16,289
	Kohl's Corp.	534,896	15,587
	Wendy's Co.	716,362	15,065
	Travel + Leisure Co.	349,404	15,063
	LCI Industries	104,500	14,117
	Penske Automotive Group Inc.	114,636	13,125
	Foot Locker Inc.	345,982	9,816
	John Wiley & Sons Inc. Class A	176,875	9,236
	Cracker Barrel Old Country Store Inc.	96,136	9,140
	Dana Inc.	537,836	9,014
	Kontoor Brands Inc.	234,844	8,572
	MDC Holdings Inc.	234,417	8,498
	Gap Inc.	826,338	7,949
	American Eagle Outfitters Inc.	645,419	7,771
	International Game Technology plc	408,546	7,742
	Wolverine World Wide Inc.	331,610	7,451
	Strategic Education Inc.	95,076	6,829
	HNI Corp.	178,094	6,290
	Oxford Industries Inc.	65,602	6,259
	Jack in the Box Inc.	86,436	5,976
	Rent-A-Center Inc.	220,949	5,199
	La-Z-Boy Inc.	179,172	4,994
	Dine Brands Global Inc.	66,502	4,742
	Steelcase Inc. Class A	351,229	3,909
	Sinclair Broadcast Group Inc. Class A	171,383	3,743
	Guess? Inc.	141,684	2,679
	Big Lots Inc.	111,610	2,253
			5,066,348
Consumer Staples (12.9%)
	Procter & Gamble Co.	9,995,864	1,388,525
	Coca-Cola Co.	16,327,259	1,047,720
	PepsiCo Inc.	5,778,560	1,011,017
	Philip Morris International Inc.	6,479,204	629,455
	CVS Health Corp.	5,481,875	524,506
	Mondelez International Inc. Class A	5,775,733	369,878
	Altria Group Inc.	7,564,004	331,757
	Colgate-Palmolive Co.	3,460,006	272,441
	Archer-Daniels-Midland Co.	2,341,745	193,826
	General Mills Inc.	2,511,755	187,854

		Shares	Market Value ($000)
	Kimberly-Clark Corp.	1,406,838	185,407
	Sysco Corp.	2,121,880	180,148
	Hershey Co.	610,590	139,190
	Kroger Co.	2,731,300	126,842
	Walgreens Boots Alliance Inc.	3,000,572	118,883
	Kraft Heinz Co.	2,922,522	107,636
	Tyson Foods Inc. Class A	1,191,569	104,870
	Kellogg Co.	1,055,888	78,051
	Conagra Brands Inc.	1,968,295	67,335
	Hormel Foods Corp.	1,198,920	59,155
	Clorox Co.	411,902	58,424
	J M Smucker Co.	439,226	58,118
	Bunge Ltd.	585,968	54,102
	Coca-Cola Europacific Partners plc	846,824	45,830
	Molson Coors Beverage Co. Class B	731,962	43,735
	Campbell Soup Co.	810,858	40,016
	Ingredion Inc.	277,385	25,237
	Flowers Foods Inc.	784,181	22,279
	Spectrum Brands Holdings Inc.	165,754	11,527
	Nu Skin Enterprises Inc. Class A	209,201	9,102
	Energizer Holdings Inc.	273,880	8,088
	Medifast Inc.	46,870	7,883
[1]	B&G Foods Inc.	283,903	7,015
	Reynolds Consumer Products Inc.	226,336	6,577
	Vector Group Ltd.	588,253	6,553
	Universal Corp.	98,910	5,530
	Weis Markets Inc.	69,205	5,324
	Calavo Growers Inc.	69,602	2,805
			7,542,641
Energy (9.7%)
	Exxon Mobil Corp.	17,627,768	1,708,660
	Chevron Corp.	8,216,805	1,345,748
	ConocoPhillips	5,406,071	526,713
	EOG Resources Inc.	2,443,137	271,726
	Schlumberger NV	5,904,703	218,651
	Marathon Petroleum Corp.	2,258,150	206,982
	Valero Energy Corp.	1,702,228	188,556
	Phillips 66	2,011,189	178,996
	Williams Cos. Inc.	5,092,254	173,595
	Devon Energy Corp.	2,749,589	172,812
	Kinder Morgan Inc.	8,309,966	149,496
	ONEOK Inc.	1,858,276	111,013
	Coterra Energy Inc.	3,323,704	101,672
	Baker Hughes Co.	3,870,729	99,439
	Diamondback Energy Inc.	736,636	94,304
	Chesapeake Energy Corp.	532,956	50,188
	DT Midstream Inc.	404,948	22,284
	Murphy Oil Corp.	612,769	21,533
	Helmerich & Payne Inc.	427,126	19,776
	Antero Midstream Corp.	1,406,023	14,145
	Equitrans Midstream Corp.	1,711,761	13,437
	Archrock Inc.	576,849	4,869
			5,694,595
Financials (19.6%)
	JPMorgan Chase & Co.	12,198,074	1,407,170
	Bank of America Corp.	29,365,230	992,838
	Wells Fargo & Co.	15,860,408	695,796

	Shares	Market Value ($000)
Goldman Sachs Group Inc.	1,390,692	463,643
Morgan Stanley	5,335,103	449,749
Citigroup Inc.	8,243,575	427,842
BlackRock Inc.	626,896	419,506
Chubb Ltd.	1,762,423	332,463
CME Group Inc.	1,498,773	298,975
Blackstone Inc.	2,923,297	298,381
PNC Financial Services Group Inc.	1,724,756	286,206
Progressive Corp.	2,442,383	281,021
Truist Financial Corp.	5,552,383	280,229
US Bancorp	5,609,029	264,746
MetLife Inc.	2,858,160	180,779
American International Group Inc.	3,309,367	171,326
Travelers Cos. Inc.	1,001,645	158,961
Prudential Financial Inc.	1,567,229	156,707
Arthur J Gallagher & Co.	869,785	155,683
Aflac Inc.	2,661,883	152,526
Allstate Corp.	1,148,008	134,283
Bank of New York Mellon Corp.	3,075,683	133,669
M&T Bank Corp.	744,009	132,024
Ameriprise Financial Inc.	459,047	123,906
Discover Financial Services	1,170,078	118,178
T. Rowe Price Group Inc.	934,588	115,394
Apollo Global Management Inc.	1,918,810	109,564
State Street Corp.	1,534,072	108,981
Fifth Third Bancorp	2,849,415	97,222
Hartford Financial Services Group Inc.	1,364,469	87,967
Northern Trust Corp.	858,031	85,614
Regions Financial Corp.	3,904,964	82,707
Huntington Bancshares Inc.	5,993,246	79,650
Citizens Financial Group Inc.	2,040,310	77,471
KeyCorp	3,886,921	71,131
Principal Financial Group Inc.	1,043,491	69,851
Cincinnati Financial Corp.	654,367	63,696
First Horizon Corp.	2,217,767	49,589
Equitable Holdings Inc.	1,600,701	45,508
Ares Management Corp. Class A	634,212	45,441
Fidelity National Financial Inc.	1,120,422	44,772
Ally Financial Inc.	1,348,849	44,606
Comerica Inc.	545,428	42,418
East West Bancorp Inc.	590,726	42,402
Everest Re Group Ltd.	162,046	42,351
Assurant Inc.	226,061	39,737
American Financial Group Inc.	281,600	37,644
Lincoln National Corp.	716,546	36,787
Credicorp Ltd.	283,638	36,703
Webster Financial Corp.	744,074	34,562
Zions Bancorp NA	622,784	33,973
Carlyle Group Inc.	864,696	33,645
Franklin Resources Inc.	1,192,479	32,734
Reinsurance Group of America Inc.	279,694	32,383
Cullen/Frost Bankers Inc.	244,099	31,831
Jefferies Financial Group Inc.	876,068	28,534
Invesco Ltd.	1,560,722	27,687
Old Republic International Corp.	1,183,368	27,537
Prosperity Bancshares Inc.	368,196	27,280
Unum Group	837,807	26,969
SouthState Corp.	311,983	26,447

		Shares	Market Value ($000)
	First American Financial Corp.	433,577	25,147
	Popular Inc.	313,608	24,358
	Synovus Financial Corp.	598,015	24,148
	Glacier Bancorp Inc.	462,945	23,189
	United Bankshares Inc.	552,262	21,395
	Old National Bancorp	1,223,686	21,304
	Valley National Bancorp	1,793,940	20,971
	New York Community Bancorp Inc.	1,931,474	20,512
	Hanover Insurance Group Inc.	147,468	20,125
	Cadence Bank	762,806	19,909
	Bank OZK	489,333	19,622
	Home BancShares Inc.	793,354	18,723
	OneMain Holdings Inc.	491,298	18,276
	MGIC Investment Corp.	1,289,768	18,237
	Houlihan Lokey Inc. Class A	213,350	18,041
	RLI Corp.	161,368	17,747
	SLM Corp.	1,127,589	17,590
	Hancock Whitney Corp.	360,226	17,583
	FNB Corp.	1,469,373	17,574
	Axis Capital Holdings Ltd.	325,761	16,448
	Radian Group Inc.	724,162	16,200
	Independent Bank Corp. (Massachusetts)	192,706	16,149
	Umpqua Holdings Corp.	907,366	15,979
	Evercore Inc. Class A	156,746	15,670
	United Community Banks Inc.	444,025	15,110
	Assured Guaranty Ltd.	258,316	15,083
	CVB Financial Corp.	561,783	14,983
	Community Bank System Inc.	221,496	14,913
[1]	Lazard Ltd. Class A	394,930	14,877
	Janus Henderson Group plc	576,103	14,846
	Walker & Dunlop Inc.	128,075	14,426
	First Hawaiian Inc.	537,011	13,688
	PacWest Bancorp	488,017	13,679
	Pacific Premier Bancorp Inc.	393,955	13,253
	BankUnited Inc.	340,718	13,237
	Bank of Hawaii Corp.	163,916	13,131
	Associated Banc-Corp	623,904	12,540
	Moelis & Co. Class A	267,942	12,481
	Federated Hermes Inc. Class B	365,746	12,476
	Cathay General Bancorp	298,555	12,450
	Kemper Corp.	265,968	12,447
	Simmons First National Corp. Class A	523,586	12,435
	First Bancorp	814,603	12,292
	FirstCash Holdings Inc.	161,240	11,812
	Fulton Financial Corp.	672,417	11,223
	Independent Bank Group Inc.	151,946	10,746
	Atlantic Union Bankshares Corp.	308,871	10,684
	BOK Financial Corp.	117,610	10,353
	Columbia Banking System Inc.	331,197	9,992
	Artisan Partners Asset Management Inc. Class A	249,787	9,932
	First Merchants Corp.	234,727	9,748
	Virtu Financial Inc. Class A	416,183	9,710
	Washington Federal Inc.	269,155	9,186
	CNO Financial Group Inc.	477,505	8,953
	BancFirst Corp.	82,625	8,873
	First Financial Bancorp	394,178	8,806
	Banner Corp.	139,261	8,633
	Jackson Financial Inc. Class A	313,696	8,630

	Shares	Market Value ($000)
Stock Yards Bancorp Inc.	119,697	8,277
Towne Bank	275,685	8,235
Trustmark Corp.	252,021	8,183
WesBanco Inc.	235,106	8,022
Navient Corp.	483,922	7,970
Cohen & Steers Inc.	106,506	7,848
Heartland Financial USA Inc.	173,272	7,780
Renasant Corp.	223,701	7,472
Sandy Spring Bancorp Inc.	180,846	7,469
Provident Financial Services Inc.	305,796	7,449
Northwest Bancshares Inc.	500,515	7,197
Hope Bancorp Inc.	474,448	7,136
NBT Bancorp Inc.	172,726	7,002
Bank of NT Butterfield & Son Ltd.	204,809	6,941
Westamerica Bancorp	106,824	6,411
Eagle Bancorp Inc.	129,204	6,335
Virtus Investment Partners Inc.	29,259	6,037
Horace Mann Educators Corp.	171,247	5,865
First Commonwealth Financial Corp.	386,234	5,724
City Holding Co.	61,412	5,330
Berkshire Hills Bancorp Inc.	188,842	5,320
Capitol Federal Financial Inc.	529,443	5,077
S&T Bancorp Inc.	158,333	4,899
CNA Financial Corp.	113,724	4,824
Mercury General Corp.	109,604	4,596
Employers Holdings Inc.	114,201	4,535
Brookline Bancorp Inc.	316,767	4,381
Argo Group International Holdings Ltd.	129,490	4,246
Washington Trust Bancorp Inc.	69,644	3,822
1st Source Corp.	69,584	3,355
TFS Financial Corp.	208,128	3,049
WisdomTree Investments Inc.	583,668	3,035
Kearny Financial Corp.	246,096	2,882
Community Trust Bancorp Inc.	64,513	2,795
Republic Bancorp Inc. Class A	39,397	1,767
		11,509,186
Health Care (14.6%)
Johnson & Johnson	11,004,476	1,920,501
Pfizer Inc.	23,631,578	1,193,631
Eli Lilly & Co.	3,523,003	1,161,499
AbbVie Inc.	7,388,975	1,060,392
Merck & Co. Inc.	10,574,112	944,691
Bristol-Myers Squibb Co.	8,902,601	656,834
Amgen Inc.	2,233,411	552,702
Medtronic plc	5,590,458	517,229
Gilead Sciences Inc.	5,252,094	313,813
Cardinal Health Inc.	1,139,418	67,864
Viatris Inc.	5,066,535	49,095
Organon & Co.	1,061,921	33,684
Perrigo Co. plc	561,502	23,510
Premier Inc. Class A	492,704	18,949
Patterson Cos. Inc.	364,802	11,331
Healthcare Services Group Inc.	306,841	4,400
		8,530,125
Industrials (10.2%)
United Parcel Service Inc. Class B	3,074,366	599,163
Raytheon Technologies Corp.	6,217,018	579,488

		Shares	Market Value ($000)
	Honeywell International Inc.	2,846,927	547,920
	Caterpillar Inc.	2,230,425	442,182
	Automatic Data Processing Inc.	1,746,288	421,065
	Lockheed Martin Corp.	992,680	410,781
	3M Co.	2,373,112	339,925
	Illinois Tool Works Inc.	1,296,007	269,258
	Eaton Corp. plc	1,668,664	247,613
	General Dynamics Corp.	1,029,953	233,459
	Emerson Electric Co.	2,469,193	222,400
	L3Harris Technologies Inc.	803,762	192,879
	Paychex Inc.	1,347,841	172,901
	Johnson Controls International plc	2,904,788	156,597
	PACCAR Inc.	1,427,085	130,607
	Cummins Inc.	589,525	130,468
	DuPont de Nemours Inc.	2,128,362	130,320
	Synchrony Financial	2,089,468	69,955
	CH Robinson Worldwide Inc.	524,779	58,093
	Packaging Corp. of America	386,082	54,287
	Snap-on Inc.	219,997	49,290
	Hubbell Inc. Class B	223,663	48,987
	RPM International Inc.	533,690	48,246
	Westrock Co.	1,059,453	44,878
	Watsco Inc.	137,738	37,733
	Huntington Ingalls Industries Inc.	166,085	36,014
	Western Union Co.	1,609,356	27,391
	Sonoco Products Co.	406,865	25,832
	MDU Resources Group Inc.	843,159	24,089
	nVent Electric plc	677,162	23,911
	Crane Holdings Co.	196,816	19,471
	Flowserve Corp.	545,861	18,472
	ManpowerGroup Inc.	219,350	17,199
[1]	ZIM Integrated Shipping Services Ltd.	342,364	17,057
	Triton International Ltd.	264,717	16,963
	Ryder System Inc.	206,559	16,178
	MSC Industrial Direct Co. Inc. Class A	193,718	16,013
	GATX Corp.	147,272	14,764
	ABM Industries Inc.	276,597	12,403
	Otter Tail Corp.	173,234	12,173
	Kennametal Inc.	342,924	9,207
	McGrath RentCorp	99,779	8,417
	Scorpio Tankers Inc.	206,236	7,963
	Greif Inc. Class A	105,961	7,483
	ADT Inc.	878,016	6,410
	Granite Construction Inc.	188,275	5,629
	Trinseo plc	150,638	5,388
	SFL Corp. Ltd.	478,787	4,773
	H&E Equipment Services Inc.	130,193	4,654
	Greenbrier Cos. Inc.	132,489	4,216
	Apogee Enterprises Inc.	93,031	3,871
	Atlas Corp.	258,970	3,025
			6,007,461
Real Estate (0.0%)
	Kennedy-Wilson Holdings Inc.	486,033	10,042
Technology (6.7%)
	Broadcom Inc.	1,669,636	894,057
	Texas Instruments Inc.	3,854,438	689,520
	QUALCOMM Inc.	4,685,017	679,609

	Shares	Market Value ($000)
Intel Corp.	17,110,122	621,269
International Business Machines Corp.	3,762,123	492,048
HP Inc.	4,407,250	147,158
Corning Inc.	3,156,939	116,049
Hewlett Packard Enterprise Co.	5,431,913	77,350
NetApp Inc.	921,908	65,760
Seagate Technology Holdings plc	772,151	61,757
NortonLifeLock Inc.	2,360,314	57,899
National Instruments Corp.	546,585	20,770
Avnet Inc.	402,574	19,271
Xerox Holdings Corp.	476,902	8,169
		3,950,686
Telecommunications (5.1%)
Verizon Communications Inc.	17,573,341	811,713
Cisco Systems Inc.	17,382,737	788,655
Comcast Corp. Class A	18,586,047	697,348
AT&T Inc.	29,935,102	562,181
Lumen Technologies Inc.	4,294,469	46,767
Juniper Networks Inc.	1,336,188	37,453
Cogent Communications Holdings Inc.	179,497	11,454
Telephone & Data Systems Inc.	414,276	6,550
		2,962,121
Utilities (8.4%)
NextEra Energy Inc.	8,210,458	693,702
Duke Energy Corp.	3,219,050	353,870
Southern Co.	4,438,532	341,279
Waste Management Inc.	1,733,610	285,283
Dominion Energy Inc.	3,392,189	278,092
Sempra Energy	1,314,895	218,010
American Electric Power Co. Inc.	2,143,200	211,234
Exelon Corp.	4,096,032	190,425
Xcel Energy Inc.	2,271,363	166,218
Consolidated Edison Inc.	1,483,708	147,288
Public Service Enterprise Group Inc.	2,082,127	136,733
WEC Energy Group Inc.	1,314,046	136,411
Eversource Energy	1,443,008	127,302
Edison International	1,571,359	106,491
DTE Energy Co.	802,740	104,597
Ameren Corp.	1,069,940	99,633
FirstEnergy Corp.	2,390,355	98,244
Entergy Corp.	849,942	97,854
PPL Corp.	3,081,341	89,605
CenterPoint Energy Inc.	2,633,369	83,451
CMS Energy Corp.	1,210,804	83,219
Atmos Energy Corp.	573,792	69,653
Alliant Energy Corp.	1,047,763	63,840
Evergy Inc.	928,980	63,412
AES Corp.	2,787,641	61,941
NiSource Inc.	1,696,294	51,567
Essential Utilities Inc.	968,314	50,294
Vistra Corp.	1,781,524	46,052
UGI Corp.	872,783	37,669
NRG Energy Inc.	986,338	37,234
Pinnacle West Capital Corp.	470,310	34,554
OGE Energy Corp.	834,820	34,294
National Fuel Gas Co.	366,372	26,503
Southwest Gas Holdings Inc.	275,339	23,943

			Shares	Market Value ($000)
		IDACORP Inc.	210,972	23,570
		Black Hills Corp.	270,311	20,868
		Hawaiian Electric Industries Inc.	454,783	19,237
		Portland General Electric Co.	373,035	19,152
		ONE Gas Inc.	223,511	18,985
		New Jersey Resources Corp.	401,943	18,566
		South Jersey Industries Inc.	509,863	17,478
		PNM Resources Inc.	355,373	17,154
		Spire Inc.	212,306	15,974
		ALLETE Inc.	238,961	14,832
		Avangrid Inc.	296,160	14,432
		Clearway Energy Inc. Class C	342,606	12,861
		Avista Corp.	302,286	12,775
		NorthWestern Corp.	226,614	12,566
		MGE Energy Inc.	149,535	12,169
		Atlantica Sustainable Infrastructure plc	263,886	9,410
		Northwest Natural Holding Co.	141,839	7,613
		SJW Group	112,498	7,387
		Clearway Energy Inc. Class A	144,408	4,986
				4,929,912
Total Common Stocks (Cost $47,992,089)				58,468,463
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund (Cost $85,484)	1.903%	855,151	85,481
Total Investments (99.9%) (Cost $48,077,573)				58,553,944
Other Assets and Liabilities—Net (0.1%)				66,821
Net Assets (100%)				58,620,765
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,288,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $29,415,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	598	123,592	8,219

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/31/23	BANA	15,223	(1.749)	—	(498)
Paramount Global Class B	8/31/23	BANA	15,502	(1.717)	—	(1,412)
					—	(1,910)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	58,468,463	—	—	58,468,463
Temporary Cash Investments	85,481	—	—	85,481
Total	58,553,944	—	—	58,553,944

Derivative Financial Instruments
Assets
Futures Contracts[1]	8,219	—	—	8,219
Liabilities
Swap Contracts	—	1,910	—	1,910
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.